SHAREHOLDERS' EQUITY (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013	Jun. 11, 2010	Jun. 25, 2013	Feb. 01, 2013	Aug. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011
Share-Based Compensation Plans
Options granted					117,611	143,602	109,347
Compensation expense	$ 164,000	$ 158,000	$ 544,000	$ 817,000
Unrecognized deferred stock-based compensation expenses	488,000		488,000		0	0	0							0
Stock option
Share-Based Compensation Plans
Options granted					0	0
Compensation expense					206,952	283,950	230,167
Restricted stock
Share-Based Compensation Plans
Shares rescinded								45,000
Compensation expense					492,692	317,109	28,603
2006 Plan
Share-Based Compensation Plans
Number of additional shares authorized									2,000,000
Aggregate number of shares of common stock under the 2006 Plan					3,000,000
Number of directors in the committee for the 2006 Plan					3
Option expiration term					5 years
2006 Plan | Stock option
Share-Based Compensation Plans
Options granted					117,611	143,602	109,347
Options exercised or cancelled during the period (in shares)					391,733	244,445	80,334
2006 Plan | Restricted stock
Share-Based Compensation Plans
Shares granted										30,000	6,000	213,125	6,000	21,520	25,331
Compensation expense					$ 492,692	$ 317,109	$ 28,603